ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	2022	2021

Payroll and social security payable	$42,805	$167,470
Bonus payable	109,829	774,571
Other payables and accrued liabilities	160,452	86,169
Total Accounts Payable and Accrued Liabilities	$313,086	$1,028,210